Property and equipment, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 160,544	€ 35,065
Less: accumulated depreciation	25,697	17,695
Property and equipment, net	162,001	114,471
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	120,738	3,985
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,123	13,287
Impairment charges	1,500
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,231	13,387
Property and equipment, net	4,800	6,600
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,285	3,620
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,167	786
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,154	97,101
Building and leasehold improvements with asset retirement obligations
Property, Plant and Equipment [Line Items]
Property and equipment, gross	600	1,000
Less: accumulated depreciation	40	300
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, net	9,000	9,000
Düsseldorf, Germany | Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, net	€ 118,300	2,700
Düsseldorf, Germany | Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross		€ 92,300